Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Jun. 30, 2021
Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		$ 24,351
Estimated remaining payments required to be made under newbuilding contract in 2022		14,854
Total		39,205
Consolidated Entities [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		13,012
Estimated remaining payments required to be made under newbuilding contract in 2022		14,854
Total		27,866
Equipment [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 54,800
Total		$ 27,900
Bahrain LNG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 24,000
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Teekay LNG | Lng Receiving and Regasification Terminal [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		7,200
Bahrain LNG Joint Venture [Member] | Equity Method Investments [Member] | Construction [Member]
Long-term Purchase Commitment [Line Items]
Estimated remaining payments required to be made under newbuilding contract remainder of 2021		11,339
Estimated remaining payments required to be made under newbuilding contract in 2022		0
Total		$ 11,339